SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2015
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
22.	SUBSEQUENT EVENTS

Subsequent to December 31, 2015, the Company repurchased 2,071,910 shares at an average price of $12.04 per share, or $24.9 million.

On February 26, 2016, the Company, through a wholly-owned subsidiary, entered into a revolving credit facility with a consortium of lenders (the "Fly Acquisition III Facility") providing loans and notes in an aggregate amount of up to $385.0 million with an availability period expiring on February 26, 2019 and a final maturity date of February 26, 2022. The lender syndicate includes Commonwealth Bank of Australia and several other lenders. The interest rate under the facility is based on one-month LIBOR plus an applicable margin. The applicable margin will be 2.00% through the expiration of the availability period, and will increase to 2.50% from February 27, 2019 through February 26, 2020 and 3.00% from February 27, 2020 through the maturity date of the facility. The Company provides a full recourse guaranty of all of the borrower's obligations under the facility. The Company paid an upfront fee of approximately $3.7 million to the lenders concurrent with the closing. The borrower also entered into a servicing agreement with BBAM pursuant to which it will pay an administrative fee of $10,000 per month as well as servicing fees of 3.5% of monthly rent actually collected, plus $1,000 per aircraft per month.

Subsequent to December 31, 2015, the Company sold 13 narrow-body aircraft and one wide-body aircraft.

In March 2016, the Company's board of directors approved a new $30.0 million share repurchase program expiring in March 2017. Under this program, the Company may make share repurchases from time to time in the open market or in privately negotiated transactions.

On March 25, 2016, Gerald Margolis filed a putative class action lawsuit in the United States District Court for the Southern District of New York, asserting that the Company, its Chief Executive Officer and Chief Financial Officer violated Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and Rule 10b-5 promulgated thereunder by making materially false and misleading statements regarding the Company's business, operational and compliance policies, particularly concerning our accounting with respect to intangible assets and liabilities for aircraft acquired with in-place leases. The complaint seeks an unspecified amount of monetary damages on behalf of the putative class and an award of attorney's fees, expert fees and other costs. The Company believes this lawsuit is without merit, and will defend it.